Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Options outstanding - beginning balance	257,500	185,000
Options granted	187,500	80,000
Options forfeited	(40,000)	(7,500)
Options exercised	(20,000)
Options oustanding - ending balance	385,000	257,500
Options exercisable	347,500
Options available for grant	19,595,000
Weighted average exercise price
Options outstanding - beginning balance	$ 1.07	$ 0.83
Options granted	1.92	1.54
Options forfeited	1.65	1.43
Options exercised	0.80
Options outstanding - ending balance	1.42	$ 1.07
Options exercisable	$ 1.44
Weighted average remaining contracted term
Options outstanding - ending balance	8 years 3 months 18 days
Options exercisable	8 years 4 months 10 days
Aggregate intrinsic value
Options outstanding - ending balance	$ 277,625
Options exercisable	$ 244,925